COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Administration expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Directors' and statutory auditors' fees	$ 5,039,046	$ 7,168,384	$ 5,410,723
Professional fees	47,319,392	54,453,979	56,319,153
Advertising and publicity	16,905,233	10,315,925	15,010,469
Taxes	40,173,289	44,441,482	43,752,526
Maintenance, security and services	45,660,777	42,797,626	46,953,658
Rent	112,572	144,595	535,418
Others	19,116,809	24,554,772	25,711,849
Total	$ 174,327,118	$ 183,876,763	$ 193,693,796